SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
General And Administrative Expenses
Salaries and related expense			$ 1,132	$ 1,027
Stock-based compensation			994	903
Professional services			1,037	859
Patents			486	292
Depreciation			56	34
Insurance			182	337
Vehicle expenses			100	73
Rent and maintenance and other expenses			444	181
VAT provision (note 7e)				(129)
General and Administrative expenses	$ 1,340	$ 958	$ 4,431	$ 3,577